Supplement to the
Fidelity® Short-Term Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASTP-17-01 1.9881435.100	March 1, 2017

Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class C and Class I
November 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

ARRS-17-01 1.820981.129	March 1, 2017

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class T, Class C and Class I
January 28, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASDI-ASDIIB-17-01 1.795998.119	March 1, 2017

Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACBD-17-01 1.913959.104	March 1, 2017

Supplement to the
Fidelity® Inflation-Protected Bond Fund
Class A, Class T, Class B, Class C and Class I
May 28, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIFB-AIFBIB-17-01 1.789511.116	March 1, 2017

Supplement to the
Fidelity® Inflation-Protected Bond Fund
Class A, Class T, Class B and Class C
May 28, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIFB-17-01 1.790682.126	March 1, 2017

Supplement to the
Fidelity® Global Strategies Fund
Class A, Class T, Class C and Class I
July 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

The price to buy one share of Class A or Class T is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class T, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of (as applicable):

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution".

You may pay a sales charge when you buy or sell your Class A, Class T, and Class C shares.

ADYS-17-01 1.883716.116	March 1, 2017

Supplement to the
Fidelity® Strategic Dividend & Income® Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASDI-17-01 1.805077.127	March 1, 2017

Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class C and Class I
November 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ARRS-ARRSIB-17-01 1.832411.125	March 1, 2017

Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIGB-17-01 1.777602.127	March 1, 2017

Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Matthew Bartlett has replaced Michael Plage as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Bartlett as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,349	$116	$12,236
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Corporate Bond Fund ($1,224 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity® Corporate Bond Fund beneficially owned by Mr. Bartlett was none.

ACBD-ACBDIB-17-01 1.924865.105	March 1, 2017

Supplement to the
Fidelity® Global Strategies Fund
Class A, Class T, Class C and Class I
July 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ADYS-ADYSIB-17-01 1.881202.112	March 1, 2017